Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis of net financial debt

	Exposure in currency units (1)					Sensitivity analysis
(in millions of currency units)	USD	GBP	PLN	CHF	Total translated	10% gain in euro	10% loss in euro
Orange SA	14	(2)	6	(1)	13	(1)	1
Total (euros)	12	(2)	1	(1)	11
(1) Excluding FX hedge of subordinated notes denominated in pounds sterling.

Schedule of sensitivity analysis of financial position due to change in foreign currency exchange risk

	Contribution to consolidated net assets								Sensitivity analysis
(in millions of euros)	EUR	USD	GBP	PLN	EGP	MAD	Other curren- cies	Total	10% gain in euro	10% loss in euro
Assets excluding net debt (a) (1)	47,509	167	(20)(3)	3,661	852	915	3,701	56,785	(843)	1,031
Net debt by currency including derivatives (b) (2)	(22,338)	(7)	837(4)	(1,550)	(256)	(389)	(140)	(23,843)	137	(167)
Net assets by currency (a) + (b)	25,171	160	817	2,111(5)	596	526	3,561	32,942	(706)	863

(1) Net assets excluding net debt by currency do not include components of net financial debt.
(2) The net financial debt as defined by Orange group does not include Orange Bank activities for which this concept is not relevant (see Note 11.3).
(3) Of which BT shares for 814 million euros.
(4) Of which economic hedge of subordinated note denominated in pounds sterling for 1,250 million pounds sterling (equivalent 1,409 million euros).
(5) Share of net assets attributable to owners of the parent company in zlotys amounts to 1,070 million euros.

Schedule of sensitivity analysis of financial income statement due to change in foreign currency exchange risk

	Contribution to consolidated financial income statement								Sensitivity analysis
(in millions of euros)	EUR	USD	GBP	PLN	EGP	MAD	Other curren- cies	Total	10% gain in euro	10% loss in euro
Revenues	31,744	1,187	165	2,642	632	508	4,219	41,096	(850)	1,039
Reported EBITDA	9,828	(56)	(11)	666	182	159	1,234	12,002	(198)	242
Operating income	4,732	(222)	(8)	59	60	27	269	4,917	(17)	21

Schedule of undiscounted future cash flows for each financial liability shown on the statement of financial position

(in millions of euros)	Note	December 31, 2017	2018	2019	2020	2021	2022	2023 and beyond	Other items (4)
TDIRA	11.4	1,234	7	-	-	-	-	-	1,227
Bonds	11.5	25,703	3,681	4,266	1,321	3,194	1,499	11,842	(100)
Bank loans and from development organizations and multilateral lending institutions	11.6	2,961	529	407	661	349	122	907	(14)
Finance lease liabilities	11.3	571	117	137	84	68	54	111	-
Cash collateral received	11.3	21	21	-	-	-	-	-	-
NEU commercial papers(1)	11.3	1,358	1,358	-	-	-	-	-	-
Bank overdrafts	11.3	193	193	-	-	-	-	-	-
Other financial liabilities	11.3	434	247	34	26	17	15	95	-
Derivatives (liabilities)	11.3	963	8	211	9	22	146	39	-
Derivatives (assets)	11.3	(234)	(2)	(73)	(2)	(139)	-	(83)	-
Other Comprehensive Income related to unmatured hedging instruments	11.3	(685)	-	-	-	-	-	-	-
Gross financial debt after derivatives		32,518	6,159	4,982	2,099	3,511	1,836	12,911	1,113
Trade payables		10,095	9,482	152	70	54	54	281	-
Total financial liabilities (including derivatives assets)		42,613	15,641(3)	5,134	2,169	3,565	1,890	13,192	1,113
Future interests on financial liabilities(2)			2,115	1,081	921	777	621	6,298	-

(1) Negotiable European Commercial Papers (formerly called "commercial papers").
(2) Mainly future interests on bonds for 10,721 million euros, on derivatives instruments for (1,053) million euros and on bank loans for 435 million euros.
(3) Amounts presented for 2018 correspond to notionals and accrued interests for 574 million euros.
(4) Undated items: TDIRA notional. Non-cash items: amortized cost on TDIRA, bonds and bank loans, and discounting effect on long term trade payables.

Schedule of liquidity position

(in millions of euros)	Note	December 31, 2017
Cash	11.3	2,167(1)
Cash equivalents	11.3	3,166
Investments at fair value	11.7	2,647
Available undrawn amount of credit facilities		6,085
Liquidity position		14,065

(1) As at December 31, 2017, the amount does not take into account the effect of the escrowed amount of approximatively 346 million of euros in February 2018 related to the Digicel litigation (see Note 16.1).

Schedule of available undrawn amount of credit facilities
(in millions of euros)	December 31, 2017
Orange SA	6,000
Orange Espagne	60
Orange Egypt	23
Other	2
Available undrawn amount of credit facilities	6,085

Schedule of credit rating

Orange’s credit rating at December 31, 2017 was as follows:

	Standard & Poor’s	Moody's	Fitch Ratings	Japan Credit Rating
Long-term debt	BBB+	Baa1	BBB+	A-
Outlook	Stable	Stable	Stable	Positive
Short-term debt	A2	P2	F2	Not applicable

Schedule of effect of mechanisms to offset exposure to credit risk and counterparty risk

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Fair value of derivatives assets	234	960	1,684
Fair value of derivatives liabilities	(963)	(561)	(384)
Netting via Master Agreements (a)	(729)	399	1,300
Amount of cash collateral paid	695	77	94
Amount of cash collateral received	(21)	(541)	(1,447)
Netting via Cash collateral (b)	674	(464)	(1,353)
Residual exposure to counterparty risk (a) + (b)	(55)	(65)	(53)

Schedule of sensitivity analysis of cash collateral deposits to change in market rates and exchange rates

A change in market rates (mainly euro) of +/-1% would affect the fair value of interest rate hedging derivatives as follows:

(in millions of euros)
Rate decrease of 1%		Rate increase of 1%
Change of fair value of derivatives	(1 407)	1 215

Rate decrease of 1%		Rate increase of 1%
Amount of cash collateral received (paid)	1,407	(1 215)

A change in the euro exchange rate of 10% against currencies of hedged financing (mainly the pound sterling and the US dollar) would impact the fair value of foreign exchange derivatives as follows:

(in millions of euros)
Change of fair value of derivatives	10% loss in euro	10% gain in euro
	1 778	(1 455)

	10% loss in euro	10% gain in euro
Amount of cash collateral received (paid)	(1 778)	1 455

Schedule of fair value of financial assets and liabilities

			December 31, 2017
(in millions of euros)	Note	Classification under IAS 39 (1)	Book value	Estimated fair value	Level 1 and cash	Level 2	Level 3
Trade receivables		L&R	5,184	5,184	-	5,184	-
Financial assets	11.7		4,960	4,960	1,014	3,744	202
Assets available for sale		AFS	1,067	1,067	865	-	202
Equity securities measured at fair value		FVR	146	146	-	146	-
Cash collateral paid		L&R	695	695	-	695	-
Investments at fair value		FVR	2,647	2,647	149	2,498	-
Other		L&R	405	405	-	405	-
Cash and cash equivalents	11.3		5,333	5,333	5,333	-	-
Cash equivalents		FVR	3,166	3,166	3,166	-	-
Cash		L&R	2,167	2,167	2,167	-	-
Trade payables		LAC	10,095	10,132	-	10,132	-
Financial liabilities	11.3		32,475	37,327	28,332	8,859	136
Financial debt		LAC	32,311	37,163	28,332	8,831	-
Bonds at fair value through profit or loss		FVR	28	28	-	28	-
Other		FVR	136	136	-	-	136
Derivatives, net amount (2)	11.8		729	729	-	729	-

(1) "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".
(2) IAS 39 classification for derivatives instruments depends on their hedging qualification.

Schedule of analysis of change in level 3 market value of financial assets and liabilities

(in millions of euros)	Assets available for sale	Assets at fair value through profit or loss, excluding derivatives	Financial liabilities at fair value through profit or loss, excluding derivatives	Net derivatives
Level 3 fair values at December 31, 2016	105	-	126	-
Gains (losses) taken to profit or loss	(2)	-	10	-
Gains (losses) taken to other comprehensive income	8	-	-	-
Acquisition (sale) of securities	51	-	-	-
Other	40	-	-	-
Level 3 fair values at December 31, 2017	202	-	136	-

			December 31, 2016
(in millions of euros)	Note	Classifi- cation under IAS 39	Book value	Estimated fair value	Level 1 and cash	Level 2	Level 3
Trade receivables		L&R	4,964	4,964	-	4,964	-
Financial assets	11.7		4,002	4,002	1,748	2,149	105
Assets available for sale		AFS	1,878	1,878	1,748	25	105
Equity securities measured at fair value		FVR	80	80	-	80	-
Cash collateral paid		L&R	77	77	-	77	-
Investments at fair value		FVR	1,576	1,576	-	1,576	-
Other		L&R	391	391	-	391	-
Cash and cash equivalents	11.3		6,266	6,266	6,266	-	-
Cash equivalents		FVR	3,942	3,942	3,942	-	-
Cash		L&R	2,324	2,324	2,324	-	-
Trade payables		LAC	9,865	9,889	-	9,889	-
Financial liabilities	11.3		33,525	38,501	30,283	8,092	126
Financial debt		LAC	33,370	38,346	30,283	8,063	-
Bonds at fair value through profit or loss		FVR	29	29	-	29	-
Others		FVR	126	126	-	-	126
Derivatives, net amount	11.8		(399)	(399)	-	(399)	-

			December 31, 2015
(in millions of euros)	Note	Classifi- cation under IAS 39	Book value	Estimated fair value	Level 1 and cash	Level 2	Level 3
Trade receivables		L&R	4,876	4,876	-	4,876	-
Financial assets	11.7		2,118	2,118	149	1,896	73
Assets available for sale		AFS	144	144	45	26	73
Equity securities measured at fair value		FVR	77	77	-	77	-
Cash collateral paid		L&R	94	94	-	94	-
Investments at fair value		FVR	1,231	1,231	104	1,127	-
Other		L&R	572	572	-	572	-
Cash and cash equivalents	11.3		4,469	4,469	4,469	-	-
Cash equivalents		FVR	2,281	2,281	2,281	-	-
Cash		L&R	2,188	2,188	2,188	-	-
Trade payables		LAC	9,959	10,002	-	10,002	-
Financial liabilities	11.3		34,064	37,735	28,973	8,741	21
Financial debt			34,014	37,685	28,973	8,712	-
Bonds at fair value through profit or loss		FVR	29	29	-	29	-
Others		FVR	21	21	-	-	21
Derivatives, net amount	11.8		(1,300)	(1,300)	-	(1,300)	-